Debt Facilities - Loss on debt Extinguishment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jul. 31, 2011	Jun. 30, 2009	Sep. 30, 2007
Debt Instrument [Line Items]
Loss on debt extinguishment				$ 12,276	$ 289	$ 156,990
Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percent)	4.75%		4.75%	4.75%	4.75%	4.75%
3.00% convertible subordinated notes
Debt Instrument [Line Items]
Interest rate (percent)	3.00%		3.00%	3.00%	3.00%	3.00%
Convertible Subordinated Debt | Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Loss on debt extinguishment	$ 289				$ 289	$ 46,973
Interest rate (percent)									4.75%
Convertible Subordinated Debt | 3.00% convertible subordinated notes
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 4,210				51,183
Interest rate (percent)							3.00%			3.00%
Senior Notes | 7.00% Senior Notes due 2021
Debt Instrument [Line Items]
Loss on debt extinguishment			$ 103,273			103,273
Interest rate (percent)								7.00%
Redemption premium						93,965
Write-off of unamortized debt issuance costs						9,307
U.S. Financing | Revolving credit facility borrowings
Debt Instrument [Line Items]
Prepayment and termination fees						$ 2,534